Consolidated Statements Of Cash Flows Supplemental Schedule A (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	$ (1,143)
Property, plant and equipment	213
Other long-term assets	(9,791)
Goodwill and other intangible assets	12,422
Deferred income taxes	(1,001)
Non-controlling interest	(1,487)
Estimated net fair value of assets acquired and liabilities assumed	$ (787)